Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	1,780,818	2,552,819	2,441,463
Deferred tax expenses /(benefit)	157,782	292,542	(536,227)
Total	1,938,600	2,845,361	1,905,236

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Year ended December 31,
	2023	2024
	RMB	RMB
Statutory income tax rate	25.00%	25.00%
Preferential tax rates	(7.22)%	(7.42)%
Research & development super deduction	(1.05)%	(1.16)%
Non-deductible expenses	0.82%	2.80%
Different tax rates of operations in other jurisdictions	0.36%	0.27%
Valuation allowance on deferred tax assets	0.03%	0.03%
True up (1)	(1.69)%	0.17%
Withholding tax on the earnings distributed	1.89%	4.44%
Others	0.00%	0.24%
	18.14%	24.37%

Note (1): WFOE applied for the Key Software Enterprise status in early 2023. After the approval by the relevant tax authority in 2023, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2022, resulting in an income tax expense decrease of RMB207,142 for the year ended December 31, 2023.

	As of December 31,
	2025
	RMB	Percent
Income before provision for income tax	11,053,504
PRC statutory income tax rate	2,763,376	25.00%
Foreign tax effects
Statutory tax rate difference between foreign jurisdiction and PRC	4,421	0.04%
Changes in valuation allowance	8,761	0.08%
Effect of cross-border tax laws(1)	381,110	3.45%
Effect of preferential tax(2)	(1,113,849)	(10.08)%
Nontaxable or nondeductible items	89,533	0.81%
Effect of super deduction on R&D expenses	(214,243)	(1.94)%
Other adjustments	(13,873)	(0.12)%
Effective Tax Rate	1,905,236	17.24%

Note (1): In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. As the equity holders of the Company’s PRC subsidiaries are qualified as the beneficial owner under tax treaty between the PRC and Hong Kong, the applicable tax rate is reduced to 5%. The Company accrued withholding tax liabilities of RMB381,110 for dividends distributed from PRC subsidiaries based on applicable withholding tax rate for PRC subsidiaries’ profits for 2025 to be distributed. The remaining undistributed profits of the Company’s PRC subsidiaries would be indefinitely reinvested.

Note (2): WFOE applied for the Key Software Enterprise status in early 2025. After the approval by the relevant tax authority in 2025, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2024, resulting in an income tax expense decrease of RMB375,821 for the year ended December 31, 2025.

Schedule of effect of the tax holiday on the income per share

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	978,866	866,326	1,113,849
Income per share effect- basic	1.21	1.08	1.40
Income per share effect- diluted	1.17	1.03	1.36

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	270,887	269,836
Net loss carryforward	375,482	379,462
Financial subsidy	44,468	107,615
Depreciation for property and equipment	201,282	255,808
Provision for allowance for credit losses	151,878	156,255
Deferred tax assets in subtotal	1,043,997	1,168,976
Valuation allowance on deferred tax assets	(59,430)	(65,321)
Total deferred tax assets	984,567	1,103,655

Deferred tax liabilities:
Difference in basis of land use rights	(107,612)	(104,662)
Difference in basis of property and equipment	(447,865)	(404,373)
Difference in basis of intangible assets	(2,836)	(9,357)
Unrealized gain from intragroup transactions	—	(28,673)
Unrealized investment gain	(2,744)	(2,940)
Dividend withholding tax	(453,488)	(65,068)
Total deferred tax liabilities	(1,014,545)	(615,073)